Debt - Schedule of Debt Outstanding (Details) - USD ($) $ in Millions		1 Months Ended		12 Months Ended
		Jan. 31, 2022	Aug. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Gross debt				$ 2,820
Total debt, net				2,823	$ 2,868
Less: current portion of long term debt, net				(31)	(38)
Total long-term debt, net				2,792	2,830
Term Loan
Debt Instrument [Line Items]
Gross debt				$ 65	72
Maturity Date				May 01, 2024
Term Loan, Amended
Debt Instrument [Line Items]
Gross debt					1,958
Maturity Date				Oct. 31, 2026
Term Loan, Third Incremental
Debt Instrument [Line Items]
Gross debt	[1]				517
Total debt, net			$ 525
Maturity Date		Aug. 31, 2028	Aug. 31, 2028	Aug. 31, 2028 [1]
Term Loan, B-1
Debt Instrument [Line Items]
Gross debt	[2]			$ 2,448
Maturity Date	[2]			Aug. 31, 2028
Secured Senior Notes
Debt Instrument [Line Items]
Gross debt				$ 310	314
Maturity Date				Jun. 01, 2025
$294m Revolving Credit Facility, Amended
Debt Instrument [Line Items]
Maturity Date			Aug. 31, 2026	Aug. 31, 2026
Other
Debt Instrument [Line Items]
Gross debt					$ 7
Maturity Date				Jun. 30, 2022

[1]	The net balance for the Third Incremental Term Loan at December 31, 2021 includes unamortized debt issuance costs of $6 million.
[2]	The net balance for the B-1 Term Loan at December 31, 2022 included unamortized debt issuance costs of $8 million.